Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 165,557	$ 173,735
Total government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Notional amount	25,437	32,104
Total government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	21,190	27,124
Total government issued or guaranteed debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	4,247	4,980
Canadian federal government
Disclosure of financial assets [line items]
Notional amount	5,611	7,101
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	3,881	4,798
Canadian federal government | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	1,730	2,303
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Notional amount	13,665	17,079
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	12,638	15,930
Canadian provincial and municipal government | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	1,027	1,149
U.S. government and agency
Disclosure of financial assets [line items]
Notional amount	1,537	2,413
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	808	1,642
U.S. government and agency | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	729	771
Other foreign government
Disclosure of financial assets [line items]
Notional amount	4,624	5,511
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	3,863	4,754
Other foreign government | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	761	757
Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	41,310	47,566
Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	35,035	42,052
Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	6,275	5,514
Asset-backed securities
Disclosure of financial assets [line items]
Notional amount	9,155	9,057
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	6,532	6,822
Asset-backed securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	2,623	2,235
Debt securities
Disclosure of financial assets [line items]
Notional amount	75,902	88,727
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	62,757	75,998
Debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	13,145	12,729
Financials | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	11,355	11,948
Financials | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	9,377	10,258
Financials | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	1,978	1,690
Utilities | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	6,676	8,192
Utilities | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	5,979	7,414
Utilities | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	697	778
Industrials | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	5,575	6,596
Industrials | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	4,762	5,791
Industrials | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	813	805
Energy | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,342	4,279
Energy | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	3,069	3,992
Energy | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	273	287
Communication services | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,329	3,886
Communication services | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	2,937	3,534
Communication services | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	392	352
Real estate | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,506	2,688
Real estate | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,920	2,334
Real estate | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	586	354
Health care | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,034	2,427
Health care | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,682	2,081
Health care | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	352	346
Consumer staples | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,978	2,278
Consumer staples | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,677	2,047
Consumer staples | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	301	231
Consumer discretionary | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,836	2,120
Consumer discretionary | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,395	1,814
Consumer discretionary | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	441	306
Information technology | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,384	1,635
Information technology | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,130	1,426
Information technology | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	254	209
Materials | Corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,295	1,517
Materials | Corporate debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Notional amount	1,107	1,361
Materials | Corporate debt securities | Available- for-sale
Disclosure of financial assets [line items]
Notional amount	$ 188	$ 156